Deferred Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Taxation
31	DEFERRED TAXATION
The movements in the deferred taxation account are as follows:

	2019	2018	2017
	RMB	RMB	RMB
At beginning of the year	6,483	14,064	6,720
Transfer to profit and loss (Note 12)	(3,485)	(7,807)	7,539
( D ebit) / credit to other comprehensive income	(150)	226	(195)

At end of the year	2,848	6,483	14,064

Deferred tax balances before offset are attributable to the following items:

	December 31, 2019	December 31, 2018
	RMB	RMB
Deferred tax assets:
Receivables and inventories	6,841	8,528
Tax losses	20,391	26,027
Impairment of long-term assets	9,676	7,838
Other	8,643	7,187

Total deferred tax assets	45,551	49,580

Deferred tax liabilities:
Accelerated tax depreciation	27,646	27,948
Other	15,057	15,149

Total deferred tax liabilities	42,703	43,097

Net deferred tax assets	2,848	6,483

Tax losses that can be carried forward to future years include deferred tax assets arising from the losses of the branches in the
E
astern
China
R
egion. The tax expenses of the Company’s branches in the
E
astern and
W
estern
China
R
egions were paid in aggregate according to the requirements of the competent tax authority.

Deferred tax balances after offset are listed as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
Deferred tax assets	24,259	23,498
Deferred tax liabilities	21,411	17,015